Description of the Plan (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Automatic deferral rate as a percentage of eligible participant's compensation	3.00%
Compensation contribution (in percentage)	50.00%
Participant compensation matched, percentage (in percentage)	6.00%
Receivables contributions	$ 2,485,222	$ 2,466,548
Vesting percentage	1
Vesting period (in years)	2 years
Forfeited nonvested account	$ 1,020,048	$ 895,081
Forfeited nonvested account, decrease from employer contribution	1,750,378
Minimum borrowing, amount	1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage (in percentage)	50.00%
Primary residence, maximum borrowing term	15 years
Primary residence, borrowing term	5 years
Basis spread on variable rate (in percentage)	0.01
Participant distribution minimum age	59 years 6 months
Involuntary cash-out limit	$ 5,000
Minimum
EBP, Description of Plan [Line Items]
Pre-tax deferrals (in percentage)	1.00%
Maximum after tax contribution (in percentage)	1.00%
Participant loan, interest rate (in percentage)	4.25%
Involuntary cash-out limit	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Pre-tax deferrals (in percentage)	50.00%
Maximum after tax contribution (in percentage)	10.00%
Participant loan, interest rate (in percentage)	9.50%
Involuntary cash-out limit	$ 7,000